Financial risk review - Schedule of Liquidity Risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liquidity Risk [Line Items]
Total	$ 130,750,210	$ 68,675,944
Greater than or equal to thirty days
Schedule of Liquidity Risk [Line Items]
Total	3,944,793	5,018,039
Thirty days through one year
Schedule of Liquidity Risk [Line Items]
Total	10,732,467	587,106
One year through two years
Schedule of Liquidity Risk [Line Items]
Total	36,241,669	8,343,281
More than two years
Schedule of Liquidity Risk [Line Items]
Total	$ 79,831,281	$ 54,727,518